FIRST AMERICAN FUNDS, INC.
800 Nicollet Mall
Minneapolis, MN 55402

December 3, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0506

Re:	First American Funds, Inc. (the "Registrant")
File Nos. 2-74747 and 811-03313

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 51, filed electronically on November 30, 2004).

Sincerely,

/s/ Kathleen L. Prudhomme

Kathleen L. Prudhomme
Assistant Secretary